SCUDDER

Scudder Variable Life
Investment Fund

Supplement to Prospectus
Dated May 1, 1999

Growth and Income Portfolio

The following replaces the listing of portfolio managers in the "Portfolio management" section of the Prospectus:

                Joined
Name              the               Responsibilities
and Title       Portfolio           and Background
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Kathleen T.        1994             Ms.  Millard joined the Adviser in 1991 as a
Millard                             portfolio  manager and began her  investment
Lead                                career in 1983.  Ms. Millard has 16 years of
Manager                             investment    industry   experience   as   a
                                    portfolio  manager   specializing  in  value
                                    portfolios.

Benjamin W.        1994             Mr.  Thorndike joined the Adviser in 1983 as
Thorndike                           a portfolio manager and began his investment
Manager                             career in 1980.
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October 20, 1999